Stock-based Compensation Assumptions Used in Black-Scholes Option Valuation Model (Details) - Employee Stock Option	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Stock Based Compensation Activity [Line Items]
Expected life of option (years)	6 years 7 months	6 years 8 months
Risk-free interest rate	1.61%		0.62%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.93%		1.33%
Risk-free interest rate		1.92%
Expected volatility of the Company's stock	36.00%	36.00%	41.00%
Expected dividend yield on the Company's stock	2.02%	2.17%	2.03%
Minimum
Stock Based Compensation Activity [Line Items]
Expected life of option (years)			5 years
Maximum
Stock Based Compensation Activity [Line Items]
Expected life of option (years)			6 years 8 months